Business Combination - Additional Information (Detail)					12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition, Net Revenue					¥ 34,436,772	$ 5,403,881	¥ 25,704,954	¥ 13,431,603
Business Acquisition, Net Income (Loss)					(243,819,961)	$ (38,260,673)	¥ 33,585,084	¥ 47,236,997
Youxi Software [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%	100.00%
Business Combination, Consideration Transferred			¥ 300,000	$ 46,500
Business Acquisition, Net Revenue					0
Business Acquisition, Net Income (Loss)					364,366
Qingtian International School
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%
Business Combination, Consideration Transferred	¥ 23,000,000	$ 3,600,000
Business Combination, Consideration Transferred, Liabilities Incurred					¥ 8,000,000